INCOME TAXES (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Statutory federal tax rate		21.00%	21.00%
State taxes, net of federal benefit	21.00%	20.00%	4.00%
Nondeductible expenses		0.00%	0.00%
Valuation allowance		(25.00%)	(25.00%)
Effective rate		0.00%	0.00%